SECURITIES AVAILABLE FOR SALE (Schedule of Proceeds From Sales of Securities) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
SECURITIES AVAILABLE FOR SALE [Abstract]
Proceeds	$ 0		$ 4,145		$ 19,721	$ 4,145	$ 4,145	$ 15,969
Gross gains	0		66		372	66	66	246
Gross losses	$ 0		$ (44)		$ (78)	$ (44)	$ (44)